16. REVENUES (Details Narrative) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred revenue	$ 835,785	$ 77,514
Maintenance Fees [Member] [Default Label]
Deferred revenue	43,872
Product Deposits [Member]
Deferred revenue	$ 791,913